Retirement benefits - Narrative (Details) - GBP (£) £ in Billions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Surplus in plan	£ 5.0	£ 3.6
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus in plan	£ 5.2	£ 3.8